Growth & Income Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Common Stocks-- 93.5%


Security                                               Shares        Value
--------------------------------------------------------------------------------

Advertising -- 2.1%
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                     20,000       $   997,500
Young and Rubicam, Inc.*                                75,000         2,400,000
--------------------------------------------------------------------------------
                                                                     $ 3,397,500
--------------------------------------------------------------------------------

Aerospace and Defense -- 1.9%
--------------------------------------------------------------------------------
General Motors Corp., Class H*                          65,000       $ 3,063,125
--------------------------------------------------------------------------------
                                                                     $ 3,063,125
--------------------------------------------------------------------------------

Auto and Parts -- 2.3%
--------------------------------------------------------------------------------
Magna International, Inc., Class A                      55,000       $ 3,774,375
--------------------------------------------------------------------------------
                                                                     $ 3,774,375
--------------------------------------------------------------------------------

Banks - Regional -- 1.7%
--------------------------------------------------------------------------------
SouthTrust Corp.                                        64,200       $ 2,792,700
--------------------------------------------------------------------------------
                                                                     $ 2,792,700
--------------------------------------------------------------------------------

Banks and Money Services -- 1.8%
--------------------------------------------------------------------------------
First Union Corp.                                       50,000       $ 2,912,500
--------------------------------------------------------------------------------
                                                                     $ 2,912,500
--------------------------------------------------------------------------------

Building Materials -- 2.0%
--------------------------------------------------------------------------------
Fastenal Co.                                            68,000       $ 3,157,750
--------------------------------------------------------------------------------
                                                                     $ 3,157,750
--------------------------------------------------------------------------------

Computers and Business Equipment -- 5.3%
--------------------------------------------------------------------------------
Lexmark International Group, Inc.*                      70,000       $ 4,270,000
Xerox Corp.                                             42,000         4,268,250
--------------------------------------------------------------------------------
                                                                     $ 8,538,250
--------------------------------------------------------------------------------

Drugs -- 9.0%
--------------------------------------------------------------------------------
Elan Corp., PLC ADR*                                    45,000       $ 2,894,063
Genzyme Corp., Class A*                                 60,000         1,533,750
Lilly (Eli) & Co.                                       57,000         3,765,563
Pfizer, Inc.                                            20,000         2,173,750
Sepracor, Inc.*                                         60,000         2,490,000
Warner-Lambert Co.                                      24,000         1,665,000
--------------------------------------------------------------------------------
                                                                     $14,522,126
--------------------------------------------------------------------------------

Environmental Services -- 0.9%
--------------------------------------------------------------------------------
U.S.A. Waste Services, Inc.*                           30,000        $ 1,481,250
--------------------------------------------------------------------------------
                                                                     $ 1,481,250
--------------------------------------------------------------------------------

Financial - Miscellaneous -- 3.1%
--------------------------------------------------------------------------------
Federal National Mortgage Association                  45,000        $ 2,733,750
MGIC Investment Corp.                                  40,000          2,282,500
--------------------------------------------------------------------------------
                                                                     $ 5,016,250
--------------------------------------------------------------------------------

Foods -- 8.9%
--------------------------------------------------------------------------------
McCormick & Co., Inc.                                 110,000        $ 3,929,057
Nabisco Holdings Corp. Class A                         40,000          1,442,500
Tyson Foods, Inc.                                     195,000          4,229,063
Unilever ADR                                           60,000          4,736,249
--------------------------------------------------------------------------------
                                                                     $14,336,869
--------------------------------------------------------------------------------

Furniture and Appliances -- 1.5%
--------------------------------------------------------------------------------
Ethan Allen Interiors Inc.                             50,000        $ 2,496,875
--------------------------------------------------------------------------------
                                                                     $ 2,496,875
--------------------------------------------------------------------------------

Health Services -- 0.5%
--------------------------------------------------------------------------------
Trigon Healthcare, Inc.*                               20,000        $   723,750
--------------------------------------------------------------------------------
                                                                     $   723,750
--------------------------------------------------------------------------------

Household Products -- 1.8%
--------------------------------------------------------------------------------
Newell Co.                                             30,000        $ 1,494,375
Rubbermaid, Inc.                                       45,000          1,493,438
--------------------------------------------------------------------------------
                                                                     $ 2,987,813
--------------------------------------------------------------------------------

Information Services -- 5.5%
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                        60,000        $ 4,372,500
SunGard Data Systems, Inc.*                           120,000          4,605,000
--------------------------------------------------------------------------------
                                                                     $ 8,977,500
--------------------------------------------------------------------------------

Insurance -- 9.9%
--------------------------------------------------------------------------------
Allstate Corp. (The)                                 47,540          $ 4,352,881
Marsh & McLennan Cos., Inc.                          82,500            4,986,093
Progressive Corp.                                    32,000            4,512,000
UNUM Corp.                                           40,000            2,220,000
--------------------------------------------------------------------------------
                                                                     $16,070,974
--------------------------------------------------------------------------------


                       See notes to financial statements

Growth & Income Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D




Security                                                 Shares     Value
--------------------------------------------------------------------------------

Leisure Equipment -- 1.0%
--------------------------------------------------------------------------------
Sturm, Ruger & Co., Inc.                                 100,000    $  1,675,000
--------------------------------------------------------------------------------
                                                                    $  1,675,000
--------------------------------------------------------------------------------

Medical Products -- 5.1%
--------------------------------------------------------------------------------
Baxter International, Inc.                                65,000    $  3,497,813
Johnson & Johnson Co.                                     65,000       4,793,749
--------------------------------------------------------------------------------
                                                                    $  8,291,562
--------------------------------------------------------------------------------

Natural Gas Utilities -- 1.0%
--------------------------------------------------------------------------------
KN Energy, Inc.                                           30,000    $  1,625,625
--------------------------------------------------------------------------------
                                                                    $  1,625,625
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 3.1%
--------------------------------------------------------------------------------
Baker Hughes, Inc.                                        60,000    $  2,073,750
Rowan Companies, Inc.*                                   150,000       2,915,625
--------------------------------------------------------------------------------
                                                                    $  4,989,375
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 6.1%
--------------------------------------------------------------------------------
Apache Corp.                                              50,000    $  1,575,000
British Petroleum Co. PLC ADR                             30,260       2,670,445
Meridian Resource Corp.*                                 300,000       2,118,750
Oryx Energy Co.*                                          35,000         774,375
Triton Energy Ltd.*                                       45,000       1,605,938
USX-Marathon Group                                        35,000       1,200,938
--------------------------------------------------------------------------------
                                                                    $  9,945,446
--------------------------------------------------------------------------------

Publishing -- 3.7%
--------------------------------------------------------------------------------
Dow Jones & Co., Inc.                                     55,000    $  3,066,250
McGraw-Hill Companies, Inc. (The)                         35,000       2,854,688
--------------------------------------------------------------------------------
                                                                    $  5,920,938
--------------------------------------------------------------------------------

REITS -- 3.1%
--------------------------------------------------------------------------------
Equity Office Properties Trust                            50,000    $  1,418,750
Highwood Properties, Inc.                                 20,000         646,250
Public Storage, Inc.                                      90,000       2,520,000
Spieker Properties, Inc.                                  10,000         387,500
--------------------------------------------------------------------------------
                                                                    $  4,972,500
--------------------------------------------------------------------------------

Retail - Food and Drug -- 5.6%
--------------------------------------------------------------------------------
CVS Corp.                                                130,000    $  5,061,874
Safeway, Inc.*                                           100,000       4,068,750
--------------------------------------------------------------------------------
                                                                    $  9,130,624
--------------------------------------------------------------------------------

Retail - Specialty and Apparel -- 2.1%
--------------------------------------------------------------------------------
Home Depot, Inc. (The)                                    40,000    $  3,322,500
--------------------------------------------------------------------------------
                                                                    $  3,322,500
--------------------------------------------------------------------------------

Specialty Chemicals and Materials -- 2.1%
--------------------------------------------------------------------------------
Ecolab, Inc.                                             110,000    $  3,410,000
--------------------------------------------------------------------------------
                                                                    $  3,410,000
--------------------------------------------------------------------------------

Telephone Utilities -- 0.5%
--------------------------------------------------------------------------------
SBC Communications, Inc.                                  20,000    $    800,000
--------------------------------------------------------------------------------
                                                                    $    800,000
--------------------------------------------------------------------------------

Transportation -- 1.9%
--------------------------------------------------------------------------------
Canadian Pacific LTD                                      50,000    $  1,418,750
CNF Transportation, Inc.                                  30,000       1,275,000
Coach USA, Inc.*                                          10,000         456,250
--------------------------------------------------------------------------------
                                                                    $  3,150,000
--------------------------------------------------------------------------------

Total Common Stocks
   (identified cost, $115,451,107)                                  $151,483,177
--------------------------------------------------------------------------------

Convertible Preferred Stocks -- 2.9%

Security                                                 Shares     Value
--------------------------------------------------------------------------------

Insurance -- 0.7%
--------------------------------------------------------------------------------
Sun America, Inc., 3.188%                                 25,000    $  1,200,000
--------------------------------------------------------------------------------
                                                                    $  1,200,000
--------------------------------------------------------------------------------

Metals - Gold -- 2.2%
--------------------------------------------------------------------------------
Freeport McMoRan Copper & Gold,
  Series CV, 5%                                          180,000    $  3,510,000
--------------------------------------------------------------------------------
                                                                    $  3,510,000
--------------------------------------------------------------------------------

Total Convertible Preferred Stocks
   (identified cost, $4,977,348)                                    $  4,710,000
--------------------------------------------------------------------------------


                       See notes to financial statements

Growth & Income Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Convertible Bonds -- 0.6%


                                                    Principal
                                                    Amount
                                                    (000's
Security                                            Omitted)        Value
--------------------------------------------------------------------------------
Scandinavian Broadcasting System,
  7.25%, 8/1/05                                     $    840        $    913,500
--------------------------------------------------------------------------------

Total Convertible Bonds
   (identified cost, $840,000)                                      $    913,500
--------------------------------------------------------------------------------

Corporate Bonds -- 0.0%

                                                    Principal
                                                    Amount
                                                    (000's
Security                                            Omitted)        Value
--------------------------------------------------------------------------------
H. P. Hood & Son, 7.50%, 2/1/01                     $     50        $     39,400
--------------------------------------------------------------------------------

Total Corporate Bonds
   (identified cost, $50,000)                                       $     39,400
--------------------------------------------------------------------------------

Commercial Paper -- 3.0%


                                                    Principal
                                                    Amount
                                                    (000's
Security                                            Omitted)        Value
--------------------------------------------------------------------------------
General Electric Capital
  Corp., 6.10%, 7/1/98                              $  4,829        $  4,829,000
--------------------------------------------------------------------------------

Total Commercial Paper
   (amortized cost, $4,829,000)                                     $  4,829,000
--------------------------------------------------------------------------------

Total Investments -- 100.0%
   (identified cost, $126,147,455)                                  $161,975,077
--------------------------------------------------------------------------------

Other Assets, Less Liabilities-- 0.0%                               $     39,485
--------------------------------------------------------------------------------


Net Assets -- 100%                                                  $162,014,562
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt
REIT -- Real Estate Investment Trust
* Non-income producing security.



                       See notes to financial statements

Growth & Income Portfolio  as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of June 30, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value
   (identified cost, $126,147,455)                                  $161,975,077
Cash                                                                       1,711
Receivable for investments sold                                        1,186,662
Interest and dividends receivable                                        212,983
Tax reclaim receivable                                                    24,463
Deferred organization expenses                                             3,584
--------------------------------------------------------------------------------
Total assets                                                        $163,404,480
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                   $  1,369,203
Payable to affiliate for Trustees' fees                                    5,025
Other accrued expenses                                                    15,690
--------------------------------------------------------------------------------
Total liabilities                                                   $  1,389,918
--------------------------------------------------------------------------------
Net Assets applicable to investors'
   interest in Portfolio                                            $162,014,562
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals                                    $126,186,940
Net unrealized appreciation (computed
   on the basis of identified cost)                                   35,827,622
--------------------------------------------------------------------------------
Total                                                               $162,014,562
--------------------------------------------------------------------------------

Statement of Operations


For the Six Months
Ended June 30, 1998
Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $13,896)                            $ 1,076,310
Interest                                                                 229,196
--------------------------------------------------------------------------------
Total investment income                                              $ 1,305,506
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                               $   483,430
Trustees fees and expenses                                                10,872
Custodian fee                                                             30,460
Legal and accounting services                                             13,093
Amortization of organization expenses                                      1,611
Miscellaneous                                                              5,734
--------------------------------------------------------------------------------
Total expenses                                                       $   545,200
--------------------------------------------------------------------------------

Net investment income                                                $   760,306
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)                   $16,795,224
--------------------------------------------------------------------------------
Net realized gain                                                    $16,795,224
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                               $ 2,589,968
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                 $ 2,589,968
--------------------------------------------------------------------------------

Net realized and unrealized gain                                     $19,385,192
--------------------------------------------------------------------------------

Net increase in net assets from operations                           $20,145,498
--------------------------------------------------------------------------------



                       See notes to financial statements

Growth & Income Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets



                                         Six Months
                                         Ended
Increase (Decrease)                      June 30, 1998      Year Ended
in Net Assets                            (Unaudited)        December 31, 1997
--------------------------------------------------------------------------------
From operations --
   Net investment income                 $     760,306      $   1,882,967
   Net realized gain                        16,795,224         27,091,353
   Net change in unrealized
      appreciation (depreciation)            2,589,968          7,613,963
--------------------------------------------------------------------------------
Net increase in net
   assets from operations                $  20,145,498      $  36,588,283
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $  10,164,715      $  11,266,958
   Withdrawals                             (11,643,486)       (27,470,554)
--------------------------------------------------------------------------------
Net decrease in net
   assets from capital transactions      $  (1,478,771)     $ (16,203,596)
--------------------------------------------------------------------------------

Net increase in net assets               $  18,666,727      $  20,384,687
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                   $ 143,347,835      $ 122,963,148
--------------------------------------------------------------------------------
At end of period                         $ 162,014,562      $ 143,347,835
--------------------------------------------------------------------------------



                       See notes to financial statements

Growth & Income Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                       Six Months
                                                       Ended                    Year Ended December 31,
                                                       June 30, 1998  ------------------------------------------------
                                                       (Unaudited)     1997         1996        1995         1994*
----------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------
Expenses                                                   0.71%+       0.73%        0.73%        0.75%        0.73%+
Net investment income                                      0.99%+       1.37%        1.96%        2.30%        2.45%+
Portfolio Turnover                                           43%          93%         114%         108%          28%
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)              $162,015      $143,348     $122,963     $107,717     $85,519
----------------------------------------------------------------------------------------------------------------------

+  Annualized.
* For the period from the start of business, August 1, 1994, to December 31, 1994.






                       See notes to financial statements

Growth & Income Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Growth & Income Portfolio (the "Portfolio") (formerly Stock Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

  C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

  D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

  E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  F Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on a straight-line basis over five years.

Growth & Income Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D




  G Other -- Investment transactions are accounted for on a trade date basis.

  H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  I Interim Financial Statements -- The interim financial statements relating to June 30, 1998 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1% of average daily net assets. For the six months ended June 30, 1998, the fee amounted to $483,430. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1998, no significant amounts have been deferred.


3 Investments Transactions
  ------------------------------------------------------------------------------
  Purchases and sales of investments, other than short-term obligations, aggregated $65,831,399 and $71,221,330, respectively.


4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at June 30, 1998, as computed on a federal income tax basis, were as follows:


      Aggregate cost                       $ 126,147,455
  ------------------------------------------------------------------------------
      Gross unrealized appreciation        $  39,183,325
  ------------------------------------------------------------------------------
      Gross unrealized depreciation           (3,355,703)
  ------------------------------------------------------------------------------

      Net unrealized appreciation           $ 35,827,622
  ------------------------------------------------------------------------------


5 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.


6 Risk Associated with Foreign Investments
  ------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in

Growth & Income Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



  the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7 Name Change
  ------------------------------------------------------------------------------
  Effective May 1, 1998, the Stock Portfolio changed its name to the Growth & Income Portfolio.

Growth & Income Portfolio as of June 30, 1998

INVESTMENT MANAGEMENT


Growth & Income Portfolio

            Officers                  Independent Trustees
            James B. Hawkes           Donald R. Dwight
            President and Trustee     President, Dwight Partners, Inc.

            Duncan W. Richardson      Samuel L. Hayes, III
            Vice President and        Jacob H. Schiff Professor of Investment
            Portfolio Manager         Banking, Harvard University Graduate
                                      School of Business Administration
            James L. O'Connor
            Treasurer                 Norton H. Reamer
                                      Chairman and Chief Executive Officer,
            Alan R. Dynner            United Asset Management Corporation
            Secretary
                                      John L. Thorndike
                                      Formerly Director, Fiduciary Company
                                      Incorporated

                                      Jack L. Treynor
                                      Investment Adviser and Consultant